Taxes (Summary of Provision for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Taxes (Summary for Provision of Income Taxes) [Abstract]
Current Federal Tax Expense (Benefit)	$ 6,377	$ 5,611	$ 4,596
Current State and Local Tax Expense (Benefit)	719	622	743
Current Foreign Tax Expense (Benefit)	1,523	1,743	1,383
Current	8,619	7,976	6,722
Deferred Federal Income Tax Expense (Benefit)	(72)	38	1,444
Deferred State and Local Income Tax Expense (Benefit)	37	(8)	57
Deferred Foreign Income Tax Expense (Benefit)	(479)	(48)	(299)
Deferred	(514)	(18)	1,202
Provision for income taxes	$ 8,105	$ 7,958	$ 7,924